Cash, Restricted Cash and Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restricted Cash And Investments [Abstract]
Schedule Of Cash And Restricted Cash

The following presents the Company's cash and restricted cash:

(Amounts in 000’s)	March 31, 2021	December 31, 2020
Cash	$6,196	$4,186

Restricted cash:
Cash collateral	153	124
HUD and other replacement reserves	1,731	1,675
Escrow deposits	790	1,190
Restricted investments for debt obligations	317	317
Total restricted cash	2,991	3,306
Total cash and restricted cash	$9,187	$7,492

The following presents the Company’s cash and restricted cash:

	December 31,
Amounts in (000's)	2020	2019
Cash	$4,186	$4,383
Restricted cash:
Cash collateral	$124	$124
HUD and other replacement reserves	1,675	2,251
Escrow deposits	1,190	963
Restricted investments for debt obligations	317	317
Total restricted cash	3,306	3,655

Total cash and restricted cash	$7,492	$8,038